Fair Value Measurements (Details) - Schedule of financial assets and liabilities - SoundHound, Inc. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash equivalents:
Money market mutual funds	$ 35,855	$ 16,408
Commercial paper		1,000
Certificates of deposit	1,290	230
Total cash equivalents		17,638
Short-term investments:
Corporate bonds		8,430
Commercial paper		5,155
Total short-term investments		13,585
Total cash equivalents and short-term investments		31,223
Restricted cash Certificates of deposit		1,520
Liabilities:
Redeemable convertible preferred stock warrants $	2,004	3,348
Level 1 [Member]
Cash equivalents:
Money market mutual funds	35,855	16,408
Commercial paper
Certificates of deposit	1,290	230
Total cash equivalents		16,638
Short-term investments:
Corporate bonds
Commercial paper
Total short-term investments
Total cash equivalents and short-term investments		16,638
Restricted cash Certificates of deposit		1,520
Liabilities:
Redeemable convertible preferred stock warrants $
Level 2 [Member]
Cash equivalents:
Money market mutual funds
Commercial paper		1,000
Certificates of deposit
Total cash equivalents		1,000
Short-term investments:
Corporate bonds		8,430
Commercial paper		5,155
Total short-term investments		13,585
Total cash equivalents and short-term investments		14,585
Restricted cash Certificates of deposit
Liabilities:
Redeemable convertible preferred stock warrants $
Level 3 [Member]
Cash equivalents:
Money market mutual funds
Commercial paper
Certificates of deposit
Total cash equivalents
Short-term investments:
Corporate bonds
Commercial paper
Total short-term investments
Total cash equivalents and short-term investments
Restricted cash Certificates of deposit
Liabilities:
Redeemable convertible preferred stock warrants $	$ 2,004	$ 3,348